U.S. SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM 24F-2
                        Annual Notice of Securities Sold
                             Pursuant to Rule 24f-2

1.    Name and address of issuer:

      MONY America Variable Account A

2.    The name of each series or class of funds for which this notice is filed:

      Fidelity Variable Insurance Products, Janus Aspen Series, The Universal Institutional Funds, Inc., The Alger American Fund, Lord Abbett Series Fund, PBHG Insurance Series Fund,PIMCO Variable Insurance Trust, AIM Variable Insurance Funds, Oppenheimer Variable Account Funds, ProFunds, Franklin Templeton Variable Insurance Products Trust, Dreyfus Investment Portfolios, The Dreyfus Socially Responsible Growth Fund, Inc., Dreyfus Stock Index Fund, Inc., EQ Advisors Trust, MFS Variable Insurance Trust, PIMCO Advisors VIT

3.    Investment Company Act File Number: 811-05166

      Securities Act File Number:
      33-14362
      33-20453
      33-20696
      333-59717
      333-72632
      333-92066
      333-91776

4(a). Last day of fiscal year for which this notice is filed:    12/31/04

4(b). Check box if this notice is being filed late(i.e., more than 90 calendar redeemed days after the end of the
      issuer's fiscal year). (See Instructions A.2)              |_|

4(c). Check box if this is the last time the issuer will be
      filing this Form.                                          |_|

5.    Calculation of registration fee:

(i)   Aggregate sale price of securities sold during the
      fiscal year pursuant to section 24(f):                     $ 614,879,002

(ii)  Aggregate price of securities redeemed or
      repurchased during the fiscal year:                        $ 760,557,307

(iii) Aggregate price of securities redeemed or repurchased
      during any prior fiscal year ending on earlier than
      October 11, 1995 that were not previously used to
      reduce registration fees payable to the Commission:        $ 0

(iv)  Total available redemption [add Items 5(ii)
      and 5(iii)]:                                               $ 760,557,307

(v)   Net sales-if Item 5(i) is greater than Item 5(iv)
      [credits subtract Item 5(iv) from Item 5(i)]:              $

(vi)  Redemption credits available for use in future years       $(145,678,305)
      - if Item (i) is less than Item 5(iv) [subtract item
      5(iv) from Item 5(i)]:

(vii) Multiplier for determining fee (See Instruction C.9):      x .0001177

(viii)Registration fee due [multiply Item 5(v) by Item 5
      (vii)] enter "0" if no fee is due):                        = $ 0

6.    Prepaid Shares

      If the response to Item 5(i) was determined by
      deducting an amount of securities that were registered
      under the Securities Act of 1933 pursuant to rule 24e-2
      as in effect before October 11, 1997, then report the
      amount of securities (number of shares or other units)
      deducted here:                                             _______.
      If there is a number of shares or other units that were
      registered pursuant to rule 24e-2 remaining unsold at the
      end of the fiscal year for which this form is filed that
      are available for use by the issuer in future fiscal
      years, then state that number here:                        _______.

7.    Interest due-if this Form is being filed more than 90 days after the end of the issuer's fiscal year (see
      Instruction D):                                            + $ 0

8.    Total of the amount of the registration fee due plus any
      Interest due [line 5(viii) plus line7]:                    = $ 0

9. Date the registration fee and any interest payment was sent to the Commission's lock box depository:

      Method of Delivery:

        ___ Wire Transfer
        ___ Mail or other means

                                   SIGNATURES

This report has been signed below by the following persons on behalf of the issuer and in the capacities and on the dates indicated.

By (Signature and Title)*


   /s/ Rosemarie Albrizio
--------------------------------------
   Vice President


Date:  3/30/2005